Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI USA Size Factor ETF (Formerly iShares® Edge MSCI USA Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Boeing Co. (The)	6,667	$962,648
General Dynamics Corp.	6,577	863,758
HEICO Corp.	4,435	465,897
HEICO Corp., Class A	7,476	699,006
Howmet Aerospace Inc.	80,833	1,394,369
Huntington Ingalls Industries Inc.	5,523	814,532
L3Harris Technologies Inc.	4,985	803,133
Lockheed Martin Corp.	2,319	811,952
Northrop Grumman Corp.	2,700	782,514
Raytheon Technologies Corp.	15,010	815,343
Teledyne Technologies Inc.(a)	2,876	889,115
Textron Inc.	36,593	1,310,029
TransDigm Group Inc.	2,556	1,220,260

		11,832,556

Air Freight & Logistics — 1.1%
CH Robinson Worldwide Inc.	12,452	1,101,130
Expeditors International of Washington Inc.	13,038	1,152,168
FedEx Corp.	7,882	2,045,143
United Parcel Service Inc., Class B	9,016	1,416,504
XPO Logistics Inc.(a)(b)	14,124	1,271,160

		6,986,105

Airlines — 0.4%
Delta Air Lines Inc.	42,929	1,315,345
Southwest Airlines Co.	33,542	1,325,915

		2,641,260

Auto Components — 0.7%
Aptiv PLC	13,214	1,275,019
Autoliv Inc.	15,333	1,162,241
BorgWarner Inc.	33,505	1,172,005
Lear Corp.	9,474	1,144,554

		4,753,819

Automobiles — 0.7%
Ford Motor Co.	172,936	1,336,795
General Motors Co.	36,467	1,259,206
Tesla Inc.(a)	5,255	2,039,150

		4,635,151

Banks — 3.4%
Bank of America Corp.	37,841	896,832
Citigroup Inc.	19,463	806,157
Citizens Financial Group Inc.	46,064	1,255,244
Comerica Inc.	30,506	1,388,328
East West Bancorp. Inc.	29,787	1,086,630
Fifth Third Bancorp	54,969	1,276,380
First Republic Bank/CA	9,470	1,194,546
Huntington Bancshares Inc./OH	120,912	1,262,321
JPMorgan Chase & Co.	9,330	914,713
KeyCorp.	92,736	1,203,713
M&T Bank Corp.	10,228	1,059,416
People’s United Financial Inc.	88,756	947,027
PNC Financial Services Group Inc. (The)	8,797	984,208
Regions Financial Corp.	98,552	1,310,742
Signature Bank/New York NY	10,288	830,653
SVB Financial Group(a)	5,187	1,507,861
Truist Financial Corp.	27,425	1,155,141
U.S. Bancorp.	27,739	1,080,434
Wells Fargo & Co.	35,991	772,007

Security	Shares	Value

Banks (continued)
Zions Bancorp NA	33,558	$1,082,917

		22,015,270

Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	13,506	941,503
Coca-Cola Co. (The)	18,894	908,046
Constellation Brands Inc., Class A	5,331	880,841
Keurig Dr Pepper Inc.	32,887	884,660
Molson Coors Beverage Co., Class B	25,184	887,988
Monster Beverage Corp.(a)	13,419	1,027,493
PepsiCo Inc.	6,363	848,124

		6,378,655

Biotechnology — 2.1%
AbbVie Inc.	9,285	790,154
Alexion Pharmaceuticals Inc.(a)	9,024	1,039,023
Alnylam Pharmaceuticals Inc.(a)	6,527	802,625
Amgen Inc.	3,748	813,091
Biogen Inc.(a)	2,841	716,131
BioMarin Pharmaceutical Inc.(a)	9,872	734,773
Exact Sciences Corp.(a)(b)	11,309	1,400,394
Gilead Sciences Inc.	11,962	695,590
Incyte Corp.(a)	9,685	839,109
Ionis Pharmaceuticals Inc.(a)	17,954	842,940
Moderna Inc.(a)	16,166	1,090,720
Neurocrine Biosciences Inc.(a)	7,861	775,645
Regeneron Pharmaceuticals Inc.(a)	1,584	860,999
Sarepta Therapeutics Inc.(a)	6,488	881,784
Seagen Inc.(a)	5,764	961,435
Vertex Pharmaceuticals Inc.(a)	3,100	645,916

		13,890,329

Building Products — 1.9%
A O Smith Corp.	22,896	1,183,494
Allegion PLC	10,102	995,047
Carrier Global Corp.	52,438	1,750,905
Fortune Brands Home & Security Inc.	16,006	1,294,405
Johnson Controls International PLC	31,541	1,331,346
Lennox International Inc.	5,078	1,379,489
Masco Corp.	20,785	1,114,076
Owens Corning	22,217	1,454,547
Trane Technologies PLC	11,450	1,519,988

		12,023,297

Capital Markets — 4.5%
Ameriprise Financial Inc.	7,221	1,161,353
Apollo Global Management Inc.	21,897	807,123
Bank of New York Mellon Corp. (The)	27,030	928,751
BlackRock Inc.(c)	1,742	1,043,824
Blackstone Group Inc. (The), Class A	17,023	858,300
Carlyle Group Inc. (The)	38,176	951,346
Cboe Global Markets Inc.	9,540	775,507
Charles Schwab Corp. (The)	56,358	2,316,877
CME Group Inc.	4,894	737,624
FactSet Research Systems Inc.	3,292	1,008,998
Franklin Resources Inc.	52,989	993,544
Goldman Sachs Group Inc. (The)	4,928	931,589
Intercontinental Exchange Inc.	9,517	898,405
Invesco Ltd.	137,611	1,804,080
KKR & Co. Inc.	36,026	1,230,288
MarketAxess Holdings Inc.	1,931	1,040,519
Moody’s Corp.	3,493	918,310
Morgan Stanley	46,936	2,259,968

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Size Factor ETF (Formerly iShares® Edge MSCI USA Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
MSCI Inc.	2,683	$938,621
Nasdaq Inc.	8,186	990,424
Northern Trust Corp.	12,708	994,655
Raymond James Financial Inc.	15,114	1,155,314
S&P Global Inc.	2,801	903,967
SEI Investments Co.	18,800	924,020
State Street Corp.	16,167	952,236
T Rowe Price Group Inc.	7,970	1,009,480
Tradeweb Markets Inc., Class A	15,574	848,472

		29,383,595

Chemicals — 3.1%
Air Products & Chemicals Inc.	3,752	1,036,452
Albemarle Corp.	15,201	1,416,885
Axalta Coating Systems Ltd.(a)	46,785	1,174,771
Celanese Corp.	11,308	1,283,571
CF Industries Holdings Inc.	35,671	984,876
Corteva Inc.	38,445	1,267,916
Dow Inc.	25,442	1,157,357
DuPont de Nemours Inc.	18,752	1,066,614
Eastman Chemical Co.	15,057	1,217,208
Ecolab Inc.	4,291	787,785
FMC Corp.	10,535	1,082,366
International Flavors & Fragrances Inc.	7,226	741,821
Linde PLC	4,513	994,394
LyondellBasell Industries NV, Class A	15,851	1,085,001
Mosaic Co. (The)	89,481	1,655,399
PPG Industries Inc.	9,828	1,274,888
RPM International Inc.	13,836	1,171,494
Sherwin-Williams Co. (The)	1,565	1,076,689

		20,475,487

Commercial Services & Supplies — 1.0%
Cintas Corp.	3,827	1,203,783
Copart Inc.(a)	10,949	1,208,332
Republic Services Inc.	11,202	987,680
Rollins Inc.	23,928	1,384,235
Waste Connections Inc.	9,987	991,909
Waste Management Inc.	9,075	979,283

		6,755,222

Communications Equipment — 0.7%
Arista Networks Inc.(a)(b)	4,212	879,887
Cisco Systems Inc.	18,858	677,002
F5 Networks Inc.(a)	6,861	912,101
Juniper Networks Inc.	41,290	814,239
Motorola Solutions Inc.	6,674	1,054,893

		4,338,122

Construction & Engineering — 0.2%
Jacobs Engineering Group Inc.	12,714	1,207,830

Construction Materials — 0.4%
Martin Marietta Materials Inc.	5,389	1,435,360
Vulcan Materials Co.	9,438	1,367,000

		2,802,360

Consumer Finance — 1.0%
Ally Financial Inc.	60,756	1,620,970
American Express Co.	9,984	910,940
Capital One Financial Corp.	15,073	1,101,535
Discover Financial Services	23,636	1,536,576
Synchrony Financial	53,546	1,339,721

		6,509,742

Security	Shares	Value

Containers & Packaging — 1.6%
Amcor PLC	98,733	$1,029,785
Avery Dennison Corp.	9,277	1,283,844
Ball Corp.	14,266	1,269,674
Crown Holdings Inc.(a)	15,226	1,306,391
International Paper Co.	29,242	1,279,338
Packaging Corp. of America	10,500	1,202,145
Sealed Air Corp.	32,711	1,295,028
Westrock Co.	38,604	1,449,580

		10,115,785

Distributors — 0.4%
Genuine Parts Co.	12,334	1,115,363
LKQ Corp.(a)	38,333	1,226,273

		2,341,636

Diversified Financial Services — 0.5%
Berkshire Hathaway Inc., Class B(a)	4,735	955,997
Equitable Holdings Inc.	55,619	1,195,252
Voya Financial Inc.	23,203	1,112,120

		3,263,369

Diversified Telecommunication Services — 0.5%
AT&T Inc.	28,964	782,607
CenturyLink Inc.	98,391	848,131
Liberty Global PLC, Class A(a)(b)	12,338	234,175
Liberty Global PLC, Class C, NVS(a)	31,805	593,481
Verizon Communications Inc.	15,364	875,595

		3,333,989

Electric Utilities — 2.6%
Alliant Energy Corp.	20,276	1,120,857
American Electric Power Co. Inc.	11,613	1,044,357
Duke Energy Corp.	10,573	973,879
Edison International	16,029	898,265
Entergy Corp.	9,547	966,347
Evergy Inc.	16,235	896,172
Eversource Energy	11,611	1,013,292
Exelon Corp.	24,502	977,385
FirstEnergy Corp.	22,702	674,703
NextEra Energy Inc.	14,852	1,087,315
NRG Energy Inc.	27,008	853,993
OGE Energy Corp.	32,183	990,271
PG&E Corp.(a)	111,612	1,067,011
Pinnacle West Capital Corp.	13,130	1,071,014
PPL Corp.	36,415	1,001,413
Southern Co. (The)	16,466	945,972
Xcel Energy Inc.	15,077	1,055,842

		16,638,088

Electrical Equipment — 1.0%
AMETEK Inc.	10,958	1,076,075
Eaton Corp. PLC	11,796	1,224,307
Emerson Electric Co.	16,187	1,048,756
Rockwell Automation Inc.	4,500	1,067,040
Sensata Technologies Holding PLC(a)	26,952	1,178,072
Sunrun Inc.(a)	15,113	786,178

		6,380,428

Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	10,212	1,152,322
Arrow Electronics Inc.(a)	14,795	1,152,382
CDW Corp./DE	8,766	1,074,712
Cognex Corp.	15,544	1,024,350
Corning Inc.	44,560	1,424,583

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Size Factor ETF (Formerly iShares® Edge MSCI USA Size Factor ETF) (Percentages shown are based on Net Assets)

uSecurity	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FLIR Systems Inc.	21,619	$749,963
IPG Photonics Corp.(a)	6,199	1,152,766
Keysight Technologies Inc.(a)	9,648	1,011,786
TE Connectivity Ltd.	11,902	1,153,066
Trimble Inc.(a)	24,168	1,163,206
Zebra Technologies Corp., Class A(a)	3,899	1,105,912

		12,165,048

Energy Equipment & Services — 0.5%
Baker Hughes Co.	65,445	966,623
Halliburton Co.	84,846	1,023,243
National Oilwell Varco Inc.	81,389	683,667
Schlumberger Ltd.	53,393	797,691

		3,471,224

Entertainment — 1.3%
Activision Blizzard Inc.	12,053	912,774
Electronic Arts Inc.(a)	7,604	911,187
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	29,137	1,052,720
Live Nation Entertainment Inc.(a)	21,117	1,030,510
Netflix Inc.(a)(b)	1,855	882,498
Roku Inc.(a)	8,054	1,630,129
Take-Two Interactive Software Inc.(a)	6,530	1,011,628
Walt Disney Co. (The)	7,329	888,641

		8,320,087

Equity Real Estate Investment Trusts (REITs) — 5.6%
Alexandria Real Estate Equities Inc.	6,351	962,303
American Tower Corp.	3,732	857,054
AvalonBay Communities Inc.	5,930	825,041
Boston Properties Inc.	12,036	871,527
Camden Property Trust	10,688	985,861
Crown Castle International Corp.	5,745	897,369
Digital Realty Trust Inc.	6,863	990,331
Duke Realty Corp.	29,568	1,123,288
Equinix Inc.	1,360	994,486
Equity LifeStyle Properties Inc.	15,905	941,417
Equity Residential	15,895	746,747
Essex Property Trust Inc.	4,009	820,201
Extra Space Storage Inc.	10,799	1,252,144
Federal Realty Investment Trust	12,445	855,967
Healthpeak Properties Inc.	38,956	1,050,643
Host Hotels & Resorts Inc.	82,899	868,782
Invitation Homes Inc.	37,167	1,013,172
Iron Mountain Inc.	41,000	1,068,460
Medical Properties Trust Inc.	54,658	974,006
Mid-America Apartment Communities Inc.	8,446	985,057
National Retail Properties Inc.	31,369	1,004,122
Omega Healthcare Investors Inc.	31,849	917,570
Prologis Inc.	10,373	1,029,002
Public Storage	4,910	1,124,734
Realty Income Corp.	17,577	1,017,005
Regency Centers Corp.	23,169	824,585
SBA Communications Corp.	3,176	922,215
Simon Property Group Inc.	16,261	1,021,353
Sun Communities Inc.	7,036	968,365
UDR Inc.	26,362	823,549
Ventas Inc.	28,970	1,143,446
VEREIT Inc.	195,866	1,214,369
VICI Properties Inc.	55,557	1,275,033
Vornado Realty Trust	25,710	790,068
Welltower Inc.	20,478	1,101,102

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	50,416	$1,375,853
WP Carey Inc.	15,610	977,342

		36,613,569

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	2,791	998,118
Kroger Co. (The)	28,715	924,910
Sysco Corp.	17,707	979,374
Walgreens Boots Alliance Inc.	22,608	769,576
Walmart Inc.	6,581	913,114

		4,585,092

Food Products — 2.3%
Archer-Daniels-Midland Co.	26,385	1,220,043
Bunge Ltd.	27,779	1,575,903
Campbell Soup Co.	18,793	877,069
Conagra Brands Inc.	28,180	988,836
General Mills Inc.	14,808	875,449
Hershey Co. (The)	6,947	954,935
Hormel Foods Corp.	19,277	938,597
Ingredion Inc.	12,556	890,095
JM Smucker Co. (The)	8,462	949,436
Kellogg Co.	14,642	920,835
Kraft Heinz Co. (The)	30,076	920,025
Lamb Weston Holdings Inc.	17,142	1,087,660
McCormick & Co. Inc./MD, NVS	5,290	954,898
Mondelez International Inc., Class A	17,440	926,413
Tyson Foods Inc., Class A	15,679	897,309

		14,977,503

Gas Utilities — 0.3%
Atmos Energy Corp.	9,805	898,824
UGI Corp.	31,915	1,032,131

		1,930,955

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	9,570	1,005,903
ABIOMED Inc.(a)	5,003	1,260,156
Align Technology Inc.(a)	4,123	1,756,728
Baxter International Inc.	10,321	800,600
Becton Dickinson and Co.	3,320	767,352
Boston Scientific Corp.(a)	24,921	854,043
Cooper Companies Inc. (The)	3,132	999,265
Danaher Corp.	5,393	1,237,909
DENTSPLY SIRONA Inc.	23,224	1,095,940
DexCom Inc.(a)	2,218	708,828
Edwards Lifesciences Corp.(a)	12,431	891,178
Hologic Inc.(a)	17,663	1,215,568
IDEXX Laboratories Inc.(a)	3,096	1,315,243
Insulet Corp.(a)	4,800	1,066,800
Intuitive Surgical Inc.(a)	1,657	1,105,351
Masimo Corp.(a)(b)	3,797	849,844
Medtronic PLC	8,778	882,803
ResMed Inc.	5,618	1,078,319
STERIS PLC	5,943	1,053,040
Stryker Corp.	4,628	934,902
Teleflex Inc.	2,695	857,630
Varian Medical Systems Inc.(a)	8,136	1,405,901
West Pharmaceutical Services Inc.	4,387	1,193,571
Zimmer Biomet Holdings Inc.	7,347	970,539

		25,307,413

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	10,302	989,713

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Size Factor ETF (Formerly iShares® Edge MSCI USA Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Anthem Inc.	3,099	$845,407
Cardinal Health Inc.	18,092	828,433
Centene Corp.(a)	13,386	791,113
Cigna Corp.	4,554	760,381
CVS Health Corp.	13,674	766,975
DaVita Inc.(a)	11,786	1,016,542
HCA Healthcare Inc.	8,651	1,072,205
Henry Schein Inc.(a)	16,729	1,063,630
Humana Inc.	2,250	898,380
Laboratory Corp. of America Holdings(a)	5,545	1,107,725
McKesson Corp.	6,333	934,054
Molina Healthcare Inc.(a)	5,347	997,055
Quest Diagnostics Inc.	8,459	1,033,182
UnitedHealth Group Inc.	2,875	877,278
Universal Health Services Inc., Class B	9,515	1,042,368

		15,024,441

Health Care Technology — 0.5%
Cerner Corp.	13,560	950,420
Teladoc Health Inc.(a)	5,356	1,052,240
Veeva Systems Inc., Class A(a)	4,624	1,248,711

		3,251,371

Hotels, Restaurants & Leisure — 2.4%
Aramark	38,597	1,070,681
Carnival Corp.	67,567	926,343
Chipotle Mexican Grill Inc.(a)	908	1,090,944
Darden Restaurants Inc.	12,520	1,150,838
Domino’s Pizza Inc.	2,526	955,636
Hilton Worldwide Holdings Inc.	12,184	1,069,877
Las Vegas Sands Corp.	18,627	895,214
Marriott International Inc./MD, Class A	9,950	924,156
McDonald’s Corp.	4,744	1,010,472
MGM Resorts International	63,303	1,302,143
Royal Caribbean Cruises Ltd.	22,592	1,274,641
Starbucks Corp.	11,446	995,344
Vail Resorts Inc.	5,105	1,184,564
Wynn Resorts Ltd.	11,611	840,985
Yum! Brands Inc.	10,470	977,165

		15,669,003

Household Durables — 1.5%
DR Horton Inc.	17,728	1,184,408
Garmin Ltd.	11,333	1,178,859
Lennar Corp., Class A	15,831	1,111,811
Mohawk Industries Inc.(a)	11,751	1,212,586
Newell Brands Inc.	77,002	1,359,855
NVR Inc.(a)	302	1,193,833
PulteGroup Inc.	30,419	1,239,878
Whirlpool Corp.	8,110	1,500,026

		9,981,256

Household Products — 0.8%
Church & Dwight Co. Inc.	12,794	1,130,862
Clorox Co. (The)	4,522	937,185
Colgate-Palmolive Co.	12,723	1,003,717
Kimberly-Clark Corp.	6,549	868,332
Procter & Gamble Co. (The)	7,373	1,010,838

		4,950,934

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	74,462	1,452,009

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Corp.	48,697	$845,867

		2,297,876

Industrial Conglomerates — 0.6%
3M Co.	5,840	934,166
General Electric Co.	142,410	1,056,682
Honeywell International Inc.	6,530	1,077,124
Roper Technologies Inc.	2,497	927,236

		3,995,208

Insurance — 5.1%
Aflac Inc.	27,195	923,270
Alleghany Corp.	2,057	1,125,035
Allstate Corp. (The)	9,296	825,020
American Financial Group Inc./OH	17,449	1,307,628
American International Group Inc.	32,955	1,037,753
Aon PLC, Class A(b)	4,554	837,982
Arch Capital Group Ltd.(a)	39,070	1,180,305
Arthur J Gallagher & Co.	10,252	1,063,235
Assurant Inc.	9,914	1,233,004
Athene Holding Ltd., Class A(a)	36,900	1,183,752
Brown & Brown Inc.	24,547	1,068,040
Chubb Ltd.	8,683	1,128,009
Cincinnati Financial Corp.	18,320	1,295,957
Erie Indemnity Co., Class A, NVS	5,575	1,298,250
Everest Re Group Ltd.	5,145	1,013,977
Fidelity National Financial Inc.	33,911	1,061,075
Globe Life Inc.	13,541	1,098,040
Hartford Financial Services Group Inc. (The)	27,318	1,052,289
Lincoln National Corp.	27,625	969,638
Loews Corp.	30,583	1,060,618
Markel Corp.(a)	1,114	1,039,139
Marsh & McLennan Companies Inc.	8,351	863,994
MetLife Inc.	27,835	1,053,555
Principal Financial Group Inc.	26,775	1,050,115
Progressive Corp. (The)	11,751	1,079,917
Prudential Financial Inc.	16,615	1,063,692
Reinsurance Group of America Inc.	11,321	1,143,647
RenaissanceRe Holdings Ltd.	5,872	949,620
Travelers Companies Inc. (The)	9,816	1,184,889
Willis Towers Watson PLC	4,472	816,051
WR Berkley Corp.	18,524	1,113,663

		33,121,159

Interactive Media & Services — 1.9%
Alphabet Inc., Class A(a)	285	460,591
Alphabet Inc., Class C, NVS(a)	291	471,714
Facebook Inc., Class A(a)	3,717	977,980
IAC/InterActiveCorp.(a)	3,552	428,798
Match Group Inc.(a)	18,690	2,182,618
Pinterest Inc., Class A(a)	50,743	2,991,300
Snap Inc., Class A, NVS(a)	52,116	2,052,849
Twitter Inc.(a)	30,575	1,264,582
Zillow Group Inc., Class C, NVS(a)	18,523	1,641,508

		12,471,940

Internet & Direct Marketing Retail — 1.1%
Amazon.com Inc.(a)	323	980,677
Booking Holdings Inc.(a)	567	919,958
eBay Inc.	21,226	1,010,994
Expedia Group Inc.	12,349	1,162,658
MercadoLibre Inc.(a)(b)	1,108	1,345,167

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Size Factor ETF (Formerly iShares® Edge MSCI USA Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair Inc., Class A(a)(b)	5,782	$1,434,110

		6,853,564

IT Services — 4.3%
Accenture PLC, Class A	4,502	976,529
Akamai Technologies Inc.(a)	9,566	909,918
Automatic Data Processing Inc.	6,620	1,045,695
Black Knight Inc.(a)(b)	12,742	1,120,659
Booz Allen Hamilton Holding Corp.	13,144	1,031,804
Broadridge Financial Solutions Inc.	7,823	1,076,445
Cognizant Technology Solutions Corp., Class A	17,578	1,255,421
EPAM Systems Inc.(a)	4,295	1,326,940
Fidelity National Information Services Inc.	6,391	796,255
Fiserv Inc.(a)	8,499	811,400
FleetCor Technologies Inc.(a)	3,929	867,955
Gartner Inc.(a)	8,177	982,058
Global Payments Inc.	4,897	772,453
GoDaddy Inc., Class A(a)	12,602	891,465
International Business Machines Corp.	7,163	799,821
Jack Henry & Associates Inc.	4,939	732,207
Leidos Holdings Inc.	9,533	791,239
Mastercard Inc., Class A	2,843	820,603
MongoDB Inc.(a)(b)	4,712	1,076,551
Okta Inc.(a)	5,078	1,065,517
Paychex Inc.	13,948	1,147,223
PayPal Holdings Inc.(a)	5,816	1,082,532
Snowflake Inc., Class A(a)	4,464	1,116,089
Square Inc., Class A(a)	11,379	1,762,379
Twilio Inc., Class A(a)	4,984	1,390,386
VeriSign Inc.(a)	4,297	819,438
Visa Inc., Class A	4,317	784,442
Western Union Co. (The)	50,939	990,254

		28,243,678

Leisure Products — 0.4%
Hasbro Inc.	13,965	1,155,185
Peloton Interactive Inc., Class A(a)	15,937	1,756,417

		2,911,602

Life Sciences Tools & Services — 1.6%
Agilent Technologies Inc.	11,079	1,131,055
Avantor Inc.(a)	58,839	1,369,184
Bio-Rad Laboratories Inc., Class A(a)	2,020	1,184,568
Illumina Inc.(a)	2,595	759,557
IQVIA Holdings Inc.(a)	6,481	998,009
Mettler-Toledo International Inc.(a)(b)	1,296	1,293,291
PerkinElmer Inc.	10,395	1,346,672
Thermo Fisher Scientific Inc.	2,479	1,172,865
Waters Corp.(a)	5,107	1,137,942

		10,393,143

Machinery — 3.1%
Caterpillar Inc.	7,838	1,230,958
Cummins Inc.	5,802	1,275,802
Deere & Co.	6,547	1,479,033
Dover Corp.	10,468	1,158,912
Fortive Corp.	15,543	957,449
IDEX Corp.	6,221	1,059,996
Illinois Tool Works Inc.	5,471	1,071,660
Ingersoll Rand Inc.(a)	32,969	1,151,937
Nordson Corp.	5,496	1,063,091
Otis Worldwide Corp.	17,493	1,071,971
PACCAR Inc.	13,298	1,135,383

Security	Shares	Value

Machinery (continued)
Parker-Hannifin Corp.	5,597	$1,166,191
Pentair PLC	27,490	1,367,903
Snap-on Inc.	7,217	1,136,894
Stanley Black & Decker Inc.	7,561	1,256,638
Westinghouse Air Brake Technologies Corp.	16,997	1,007,922
Xylem Inc./NY	15,560	1,355,898

		19,947,638

Media — 2.1%
Altice USA Inc., Class A(a)	37,850	1,020,057
Cable One Inc.	508	879,785
Charter Communications Inc., Class A(a)	1,657	1,000,530
Comcast Corp., Class A	22,117	934,222
Discovery Inc., Class A(a)(b)	15,186	307,365
Discovery Inc., Class C, NVS(a)	32,665	598,423
DISH Network Corp., Class A(a)	34,838	888,021
Fox Corp., Class A, NVS	22,827	605,372
Fox Corp., Class B(a)	11,293	295,199
Interpublic Group of Companies Inc. (The)	60,325	1,091,279
Liberty Broadband Corp., Class A(a)(b)	1,390	195,364
Liberty Broadband Corp., Class C, NVS(a)	5,890	834,672
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	9,387	324,509
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	18,861	652,591
News Corp., Class A, NVS	86,931	1,141,404
Omnicom Group Inc.	18,079	853,329
Sirius XM Holdings Inc.(b)	167,791	961,442
ViacomCBS Inc., Class B, NVS	47,890	1,368,217

		13,951,781

Metals & Mining — 0.8%
Freeport-McMoRan Inc.	102,523	1,777,749
Newmont Corp.	13,140	825,717
Nucor Corp.	23,313	1,113,429
Steel Dynamics Inc.	40,268	1,267,637

		4,984,532

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	74,280	1,037,692
Annaly Capital Management Inc.	152,594	1,081,891

		2,119,583

Multi-Utilities — 1.6%
Ameren Corp.	13,128	1,064,943
CenterPoint Energy Inc.	56,106	1,185,520
CMS Energy Corp.	16,852	1,067,237
Consolidated Edison Inc.	12,844	1,008,126
Dominion Energy Inc.	11,074	889,685
DTE Energy Co.	8,948	1,104,362
NiSource Inc.	41,422	951,463
Public Service Enterprise Group Inc.	18,854	1,096,360
Sempra Energy	7,138	894,820
WEC Energy Group Inc.	10,499	1,055,675

		10,318,191

Multiline Retail — 0.5%
Dollar General Corp.	4,893	1,021,218
Dollar Tree Inc.(a)	11,520	1,040,487
Target Corp.	7,114	1,082,893

		3,144,598

Oil, Gas & Consumable Fuels — 1.9%
Cabot Oil & Gas Corp.	52,863	940,433
Cheniere Energy Inc.(a)	21,824	1,044,715
Chevron Corp.	9,368	651,076

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Size Factor ETF (Formerly iShares® Edge MSCI USA Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Concho Resources Inc.	16,446	$682,673
ConocoPhillips	20,823	595,954
Diamondback Energy Inc.	23,042	598,170
EOG Resources Inc.	17,866	611,732
Exxon Mobil Corp.	19,128	623,955
Hess Corp.	20,409	759,623
Kinder Morgan Inc./DE	58,678	698,268
Marathon Petroleum Corp.	26,623	785,379
Occidental Petroleum Corp.	65,457	597,622
ONEOK Inc.	26,588	771,052
Phillips 66	11,909	555,674
Pioneer Natural Resources Co.	10,394	826,947
Valero Energy Corp.	14,202	548,339
Williams Companies Inc. (The)	47,214	906,037

		12,197,649

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	5,017	1,102,034

Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	13,509	789,601
Catalent Inc.(a)	12,262	1,076,236
Elanco Animal Health Inc.(a)	49,321	1,529,444
Eli Lilly & Co.	5,418	706,832
Jazz Pharmaceuticals PLC(a)	8,528	1,228,885
Johnson & Johnson	5,495	753,419
Merck & Co. Inc.	10,779	810,689
Mylan NV(a)	59,592	866,468
Perrigo Co. PLC	17,485	767,067
Pfizer Inc.	22,253	789,536
Zoetis Inc.	6,538	1,036,600

		10,354,777

Professional Services — 1.1%
CoStar Group Inc.(a)	1,357	1,117,639
Equifax Inc.	6,314	862,492
IHS Markit Ltd.	13,467	1,089,076
Nielsen Holdings PLC	73,568	993,904
Robert Half International Inc.	20,136	1,020,694
TransUnion	11,880	946,361
Verisk Analytics Inc.	5,748	1,022,971

		7,053,137

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	24,624	1,241,050
Jones Lang LaSalle Inc.	10,412	1,175,098

		2,416,148

Road & Rail — 1.5%
AMERCO	3,300	1,145,628
CSX Corp.	13,439	1,060,874
JB Hunt Transport Services Inc.	9,235	1,124,269
Kansas City Southern	6,559	1,155,302
Knight-Swift Transportation Holdings Inc.	24,626	935,542
Norfolk Southern Corp.	5,309	1,110,218
Old Dominion Freight Line Inc.	6,011	1,144,314
Uber Technologies Inc.(a)	26,451	883,728
Union Pacific Corp.	5,399	956,649

		9,516,524

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices Inc.(a)	15,815	1,190,711
Analog Devices Inc.	8,414	997,311
Applied Materials Inc.	16,029	949,398

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom Inc.	3,154	$1,102,733
Intel Corp.	13,790	610,621
KLA Corp.	5,256	1,036,378
Lam Research Corp.	3,430	1,173,334
Marvell Technology Group Ltd.	33,713	1,264,575
Maxim Integrated Products Inc.	16,899	1,177,015
Microchip Technology Inc.	10,395	1,092,307
Micron Technology Inc.(a)(b)	19,681	990,741
NVIDIA Corp.	2,374	1,190,229
NXP Semiconductors NV	9,157	1,237,294
ON Semiconductor Corp.(a)	62,395	1,565,491
Qorvo Inc.(a)	9,570	1,218,835
QUALCOMM Inc.	11,103	1,369,666
Skyworks Solutions Inc.	8,189	1,157,024
Teradyne Inc.	15,503	1,361,939
Texas Instruments Inc.	7,642	1,104,957
Xilinx Inc.	10,592	1,257,164

		23,047,723

Software — 6.1%
Adobe Inc.(a)	2,270	1,014,917
ANSYS Inc.(a)	3,484	1,060,425
Autodesk Inc.(a)	4,574	1,077,360
Avalara Inc.(a)(b)	9,109	1,357,696
Cadence Design Systems Inc.(a)	10,686	1,168,728
CDK Global Inc.	25,555	1,101,421
Citrix Systems Inc.	6,746	764,119
Coupa Software Inc.(a)	4,389	1,174,935
Crowdstrike Holdings Inc., Class A(a)	11,841	1,466,389
Datadog Inc., Class A(a)	13,130	1,191,548
DocuSign Inc.(a)	7,199	1,455,998
Dropbox Inc., Class A(a)	43,859	800,865
Dynatrace Inc.(a)	26,005	918,237
Fair Isaac Corp.(a)	2,560	1,002,112
Fortinet Inc.(a)	6,316	697,097
Guidewire Software Inc.(a)	9,976	958,793
Intuit Inc.	3,043	957,571
Microsoft Corp.	4,235	857,460
NortonLifeLock Inc.	46,361	953,646
Oracle Corp.	16,159	906,682
Palo Alto Networks Inc.(a)	4,029	891,175
Paycom Software Inc.(a)	3,324	1,210,235
PTC Inc.(a)	13,901	1,166,016
RingCentral Inc., Class A(a)(b)	3,468	895,923
salesforce.com Inc.(a)	4,813	1,117,916
ServiceNow Inc.(a)	2,286	1,137,445
Slack Technologies Inc., Class A(a)(b)	31,226	798,761
Splunk Inc.(a)	5,736	1,135,957
SS&C Technologies Holdings Inc.	16,615	983,940
Synopsys Inc.(a)	5,634	1,204,887
Trade Desk Inc. (The), Class A(a)	3,182	1,802,444
Tyler Technologies Inc.(a)	2,646	1,017,069
VMware Inc., Class A(a)	6,330	814,861
Workday Inc., Class A(a)	5,722	1,202,307
Zoom Video Communications Inc., Class A(a)	5,123	2,361,242
Zscaler Inc.(a)	8,457	1,148,038

		39,774,215

Specialty Retail — 2.0%
Advance Auto Parts Inc.	6,987	1,029,045
AutoZone Inc.(a)	826	932,537

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Size Factor ETF (Formerly iShares® Edge MSCI USA Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Best Buy Co. Inc.	10,946	$1,221,026
Burlington Stores Inc.(a)	5,290	1,024,038
CarMax Inc.(a)	11,879	1,026,821
Home Depot Inc. (The)	3,483	928,951
Lowe’s Companies Inc.	7,398	1,169,624
O’Reilly Automotive Inc.(a)	2,213	966,196
Ross Stores Inc.	10,064	857,151
Tiffany & Co.	7,291	953,954
TJX Companies Inc. (The)	17,536	890,829
Tractor Supply Co.	8,600	1,145,606
Ulta Beauty Inc.(a)	4,462	922,608

		13,068,386

Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc.	9,998	1,088,382
Dell Technologies Inc., Class C(a)	20,484	1,234,366
Hewlett Packard Enterprise Co.	93,557	808,332
HP Inc.	54,869	985,447
NetApp Inc.	21,268	933,453
Seagate Technology PLC	18,720	895,190
Western Digital Corp.	22,509	849,265

		6,794,435

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica Inc.(a)	3,580	1,143,058
Nike Inc., Class B	9,299	1,116,624
Ralph Lauren Corp.	14,082	941,382
VF Corp.	16,730	1,124,256

		4,325,320

Tobacco — 0.3%
Altria Group Inc.	23,629	852,534
Philip Morris International Inc.	12,574	893,006

		1,745,540

Trading Companies & Distributors — 0.7%
Fastenal Co.	23,798	1,028,787
HD Supply Holdings Inc.(a)	33,265	1,325,943
United Rentals Inc.(a)	7,609	1,356,609

Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	3,254	$1,138,965

		4,850,304

Water Utilities — 0.3%
American Water Works Co. Inc.	7,639	1,149,746
Essential Utilities Inc.	23,890	984,268

		2,134,014

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	8,653	948,109

Total Common Stocks — 99.8% (Cost: $678,227,140)		649,032,799

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	12,404,001	12,412,684
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	540,000	540,000

		12,952,684

Total Short-Term Investments — 2.0% (Cost: $12,938,842)		12,952,684

Total Investments in Securities — 101.8% (Cost: $691,165,982)		661,985,483

Other Assets, Less Liabilities — (1.8)%		(11,651,511)

Net Assets — 100.0%		$650,333,972

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$18,884,090	$—	$(6,464,253	)(a)	$3,013	$(10,166)	$12,412,684	12,404,001	$16,047	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,710,000	—	(1,170,000	)(a)	—	—	540,000	540,000	332		—
BlackRock Inc.	1,163,820	176,174	(342,567)		55,909	(9,512)	1,043,824	1,742	7,819		—

					$58,922	$(19,678)	$13,996,508		$24,198		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Size Factor ETF (Formerly iShares® Edge MSCI USA Size Factor ETF)

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	5	12/18/20	$151	$(3,065)
S&P 500 E-Mini Index	3	12/18/20	490	(9,836)
S&P MidCap 400 E-Mini Index	2	12/18/20	379	5,229

				(7,672)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$649,032,799	$—	$—	$649,032,799
Money Market Funds	12,952,684	—	—	12,952,684

	$661,985,483	$—	$—	$661,985,483

Derivative financial instruments(a)
Assets
Futures Contracts	$5,229	$—	$—	$5,229
Liabilities
Futures Contracts	(12,901)	—	—	(12,901)

	$(7,672)	$—	$—	$(7,672)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares